CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit of the year from continuing operations	$ 800	$ 207	$ 428
Profit (loss) of the year from discontinued operations	0	80	(50)
Adjustments to reconcile net profit (loss) to cash flows generated by operating activities:	(30)	622	151
Changes in operating assets and liabilities	32	(253)	(177)
Net cash used in operating activities from discontinued operations	0	(46)	87
Net cash generated by operating activities	802	610	439
Cash flows from investing activities:
Payment for property, plant and equipment	(582)	(674)	(485)
Collection (payment) for financial assets	217	(31)	(109)
Payments for capital integration in associates and joint ventures	(108)	0	0
Proceeds from sale of intangible assets	0	2	0
Collections for sales of shares in companies and property, plant and equipment	42	457	15
Dividends received	87	19	1
Colletion (proceeds) from loans	7	(4)	1
Recovery of investment funds, net	(32)	250	(219)
Net cash used in investing activities from discontinued operations	0	0	(50)
Net cash (used in) generated by investing activities	(369)	19	(846)
Cash flows from financing activities:
Proceeds from borrowings	556	245	1,250
Payment of borrowings	(550)	(240)	(733)
Payment of borrowings interests	(148)	(133)	(108)
Payment for acquisition of own shares	(151)	(369)	(3)
Payments of dividends from subsidiaries to third parties	(1)	(2)	(2)
Repurchase and redemption of corporate bonds	(91)	(13)	(1)
Payments of leases	(5)	0	0
Net cash generated by (used in) financing activities from discontinued operations	0	42	(31)
Net cash (used in) generated by financing activities	(390)	(470)	372
Increase (decrease) in cash and cash equivalents	43	159	(35)
Cash and cash equivalents at the beginning of the year	241	31	69
Cash and cash equivalents at the begining of the year reclasified to assets classified as held for sale	0	6	(6)
Exchange difference generated by cash and cash equivalents	(59)	53	14
Loss on net monetary position generated by cash and cash equivalents	0	(8)	(11)
Increase (decrease) in cash and cash equivalents	43	159	(35)
Cash and cash equivalents at the end of the year	$ 225	$ 241	$ 31